                                               Filed Pursuant to Rule 497(e) of
                                                     the Securities Act of 1933

                                                                   June 1, 2014

    Supplement to the Prospectuses, as in effect and as may be amended, for

Fund                                                    Date of Prospectus
----                                                    ------------------
Pioneer Absolute Return Bond Fund...................... January 10, 2014 (as revised January 30, 2014)
Pioneer AMT-Free Municipal Fund........................ May 1, 2014
Pioneer Bond Fund...................................... November 1, 2013
Pioneer Cash Reserves Fund............................. May 1, 2014
Pioneer Classic Balanced Fund.......................... December 1, 2013
Pioneer Core Equity Fund............................... May 1, 2014
Pioneer Disciplined Growth Fund........................ December 31, 2013
Pioneer Disciplined Value Fund......................... November 1, 2013
Pioneer Dynamic Credit Fund............................ August 1, 2013
Pioneer Emerging Markets Fund.......................... April 1, 2014
Pioneer Emerging Markets Local Currency Debt Fund...... March 1, 2014
Pioneer Equity Income Fund............................. March 1, 2014 (as revised March 12, 2014)
Pioneer Floating Rate Fund............................. March 1, 2014
Pioneer Fund........................................... May 1, 2014
Pioneer Fundamental Growth Fund........................ August 1, 2013
Pioneer Global Equity Fund............................. December 31, 2013
Pioneer Global High Yield Fund......................... March 1, 2014
Pioneer Global Multisector Income Fund................. March 1, 2014
Pioneer Government Income Fund......................... December 1, 2013
Pioneer High Income Municipal Fund..................... December 31, 2013
Pioneer High Yield Fund................................ March 1, 2014
Pioneer Ibbotson Aggressive Allocation Fund............ December 1, 2013
Pioneer Ibbotson Conservative Allocation Fund.......... December 1, 2013
Pioneer Ibbotson Growth Allocation Fund................ December 1, 2013
Pioneer Ibbotson Moderate Allocation Fund.............. December 1, 2013
Pioneer International Value Fund....................... April 1, 2014
Pioneer Long/Short Global Bond Fund.................... December 6, 2013 (as revised January 8, 2014)
Pioneer Long/Short Opportunistic Credit Fund........... December 6, 2013 (as revised January 8, 2014)
Pioneer Mid Cap Value Fund............................. March 1, 2014
Pioneer Multi-Asset Income Fund........................ December 1, 2013
Pioneer Multi-Asset Real Return Fund................... March 1, 2014
Pioneer Multi-Asset Ultrashort Income Fund............. August 1, 2013
Pioneer Oak Ridge Large Cap Growth Fund................ April 1, 2014
Pioneer Oak Ridge Small Cap Growth Fund................ April 1, 2014
Pioneer Real Estate Shares............................. May 1, 2014
Pioneer Select Mid Cap Growth Fund..................... April 1, 2014
Pioneer Short Term Income Fund......................... December 31, 2013
Pioneer Strategic Income Fund.......................... February 1, 2014

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Effective July 1, 2014, the following language supplements the "Buying, exchanging and selling shares" section of the prospectus under the heading "Opening your account."

Each fund is generally available for purchase in the United States, Puerto Rico, Guam, American Samoa and the U.S. Virgin Islands. Except to the extent otherwise permitted by the funds' distributor, the funds will only accept accounts from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number.

                                                                  27789-00-0614
                                       (C) 2014 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC